Property, plant and equipment (Details 1) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning of period	$ 6,209	$ 4,964	$ 6,853	$ 5,340
Additions	723	2,317	2,703	4,701
Disposals		(122)
Depreciation expense	(1,664)	(2,724)	(2,966)	(3,360)
Impairment	(281)
Foreign exchange movements	(23)	306	(381)	172
Balance at the end of the year	4,964	4,741	6,209	6,853
Plant, furniture, fittings and motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning of period	3,414	2,273	3,511	1,038
Additions	482	2,032	2,498	4,605
Disposals		(118)
Depreciation expense	(1,368)	(2,228)	(2,497)	(2,242)
Impairment	(281)
Foreign exchange movements	26	54	(98)	110
Balance at the end of the year	2,273	2,013	3,414	3,511
Property, plant and equipment under finance leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning of period			0	461
Additions				0
Depreciation expense				(461)
Foreign exchange movements				0
Balance at the end of the year				0
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning of period	2,795	2,691	3,342	3,841
Additions	241	285	205	96
Disposals		(4)
Depreciation expense	(296)	(496)	(469)	(657)
Impairment	0
Foreign exchange movements	(49)	252	(283)	62
Balance at the end of the year	$ 2,691	$ 2,728	$ 2,795	$ 3,342